Employee Benefit Plans (Details 10) (USD $) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2011 Successor [Member] Postretirement Benefit Plans [Member]	Jan. 25, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jan. 25, 2011 Predecessor [Member] Postretirement Benefit Plans [Member]	Dec. 31, 2010 Predecessor [Member] Postretirement Benefit Plans [Member]
Components of net periodic postretirement benefit cost
Service cost	$ 0.7	$ 4.3	$ 0.4	$ 0.3	$ 0.4	$ 4.3		$ 0.3
Interest cost	12.8	12.7	0.5	0.5	1.1	13.4	0.1	0.6
Amortization of net loss			0.1
Net periodic pension benefit cost	$ (0.3)	$ 3.7	$ 1.0	$ 0.8	$ 0.5	$ 4.5	$ 0.1	$ 0.9